Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Schedule of Account Receivable
	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	302,465	272,990	39,037
Less: allowance for credit losses	(6,752)	(6,658)	(952)
Accounts receivable, net	295,713	266,332	38,085

Schedule of the Movement in the Allowance for Credit Losses

The following table presents the movement in the allowance for credit losses:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Balance at beginning of year	(6,373)	(6,752)	(966)
Additions	(911)	(213)	(30)
Reversals	532	307	44
Balance at end of year	(6,752)	(6,658)	(952)